Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2019
Other Comprehensive Income (Tables) [Abstract]
Breakdown, by type of instrument and geographical origin of the issuer

The breakdown, by type of instrument and geographical origin of the issuer, of Other Comprehensive Income Financial assets measured at fair value through other comprehensive income (IFRS 9) on December 31, 2019 is as follows:

Thousand of reais	2019
	Revaluation gains	Revaluation losses	Net revaluation gains (losses)	Fair value
Debt Instruments
Government debt securities	7,251,721	(3,952,558)	3,299,163	95,961,823
Private-sector debt securities	824,294	(778,175)	46,119	1,104
Total	8,076,015	(4,730,733)	3,345,282	95,962,927

Thousand of reais	2018
	Revaluation gains	Revaluation losses	Net revaluation gains (losses)	Fair value
Debt Instruments
Government debt securities	3,917,451	(1,608,673)	2,308,778	85,395,136
Private-sector debt securities	1,546,895	(1,863,092)	(316,197)	555
Total	5,464,346	(3,471,765)	1,992,581	85,395,691

Breakdown, by type of instrument and geographical origin of the issuer

The breakdown, by type of instrument and geographical origin of the issuer, of Other Comprehensive Income - available-for-sale (IAS 39) on December, 31, 2017 is as follows:

Thousand of reais	2017
	Revaluation gains	Revaluation losses	Net revaluation gains (losses)	Fair value
Debt Instruments
Government debt securities	1,616,486	(6,942)	1,609,544	79,462,303
Private-sector debt securities	10,694	(2,227)	8,467	5,254,444

Equity instruments
Domestic	230,722	(35,159)	195,563	1,106,637
Of which:
Listed	156,236	(5,322)	150,914	965,547
Unlisted	74,486	(29,837)	44,649	141,090
Total	1,857,902	(44,328)	1,813,574	85,823,384